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                             J. & W. Seligman & Co.
                                  Incorporated



                                                              December 5, 2001


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


Re:      Seligman Frontier Fund, Inc. (the "Fund")
         Post-Effective Amendment No. 31
         File Nos. 2-92487 and 811-4078

Dear Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 31 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on November 29, 2001.

     If you have any questions, please do not hesitate to contact me at (212) 850-1375.


                                                  Very truly yours,

                                                  /s/Jennifer G. Muzzey

                                                  Jennifer G. Muzzey
                                                  Legal Assistant

JGM:jgm


             100 Park Avenue New York, New York 10017 (212) 850-1864